Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED JULY 1, 2022

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS

AND THE INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS,

each DATED FEBRUARY 1, 2022, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus and the Institutional and Class R6 Shares Prospectus, each dated February 1, 2022 (collectively, the “Prospectuses”), with respect to Sterling Capital Intermediate U.S. Government Fund (the “Fund”).

Effective July 1, 2022, Neil T. Grant, CFA will no longer serve as a co-portfolio manager of the Fund and Jeffrey D. Ormsby has been added as a co-manager of the Fund. Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to the Fund is hereby deleted and replaced with the following:

Portfolio Managers

Jeffrey D. Ormsby, CFA

Executive Director of Sterling Capital and Co-Portfolio Manager

Since July 2022

Michael Z. Sun, CFA

Executive Director of Sterling Capital and Co-Portfolio Manager

Since February 2019

The following replaces the description of the Portfolio Managers set forth under “Fund Management—Portfolio Managers” in the Prospectuses with respect to the Fund, effective July 1, 2022:

Intermediate U.S. Government Fund. Jeffrey D. Ormsby, CFA, Executive Director, joined Sterling Capital in 2011 and has investment experience since 2006. He has been co-portfolio manager of the Intermediate U.S. Government Fund since July 2022. Jeff received his B.S. in Economics from North Carolina State University and his MBA from UNC’s Kenan-Flagler Business School. He holds the Chartered Financial Analyst designation.

Michael Z. Sun, CFA, Executive Director, joined Sterling Capital in 2009 and has investment experience since 1998. He has been co-portfolio manager of the Intermediate U.S. Government Fund since February 2019. Michael received his M.A. in Economics from Bowling Green State University, his M.S. in Urban & Regional Study from Beijing University and his B.S. in Geography from Nanjing University. He holds the Chartered Financial Analyst designation.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

STAT-SUP-0722